SCHEDULE OF RECONCILIATION OF PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Opening Balance	$ 301,531	$ 456,751
Acquisition	10,230,600
Adjustment
Additions	1,921,884	7,003
Disposals	(246,064)	(110,271)
Translation	935,143	28,787
Depreciation	(196,386)	(23,163)
Closing Balance	12,946,708	301,531
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Opening Balance	71,034
Acquisition	9,155,872
Additions	1,839,050
Disposals	(78,732)
Translation	898,034
Depreciation	(76,427)
Closing Balance	11,808,831	71,034
Leasehold property [member]
IfrsStatementLineItems [Line Items]
Opening Balance		2,153
Acquisition	112,168
Adjustment
Additions
Disposals		(2,153)
Translation	10,018
Depreciation	(627)
Closing Balance	121,559
Machinery [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Acquisition	18,713
Adjustment
Additions	10,046
Disposals
Translation	190
Depreciation	(2,606)
Closing Balance	26,343
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Opening Balance	9,321	147,324
Acquisition	415,256
Adjustment		(140,132)
Additions	21,438
Disposals	(1,540)	(5,015)
Translation	2,777	7,380
Depreciation	(41,671)	(236)
Closing Balance	405,581	9,321
Vehicles [member]
IfrsStatementLineItems [Line Items]
Opening Balance	20,566	33,261
Acquisition	49,587
Adjustment
Additions	5,611
Disposals	(442)
Translation	4,120	(3,128)
Depreciation	(14,154)	(9,567)
Closing Balance	65,288	20,566
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening Balance	17,981	47,414
Acquisition	44,891
Adjustment
Additions	4,625
Disposals	(2,612)	(27,340)
Translation	9,561	(2,093)
Depreciation	(12,672)
Closing Balance	61,774	17,981
IT equipment [member]
IfrsStatementLineItems [Line Items]
Opening Balance	20,945	7,718
Acquisition	41,941
Adjustment		16,999
Additions	4,196
Disposals		(5,727)
Translation	8,427	11,454
Depreciation	(16,495)	(9,499)
Closing Balance	59,014	20,945
Computer software [member]
IfrsStatementLineItems [Line Items]
Opening Balance	4,369	26,156
Acquisition	93,351
Adjustment		(16,999)
Additions	15,871	7,003
Disposals	(576)	(1,725)
Translation	(3,999)	(6,205)
Depreciation	(14,006)	(3,861)
Closing Balance	95,010	4,369
Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Opening Balance	10,179	11,833
Acquisition	58,525
Adjustment
Additions	3,607
Disposals	(11,833)
Translation	1,654	(1,654)
Depreciation	(3,148)
Closing Balance	58,984	10,179
Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Opening Balance	147,136	180,892
Acquisition	54,286
Adjustment
Additions	15,336
Disposals	(150,329)	(6,913)
Translation	4,818	(26,843)
Depreciation	(14,580)
Closing Balance	56,667	147,136
CIP senior secondary school college [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Acquisition	186,010
Additions	2,104
Disposals
Translation	(457)
Depreciation
Closing Balance	187,657
Land [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Adjustment
Additions
Disposals
Translation
Depreciation
Closing Balance
Buildings [member]
IfrsStatementLineItems [Line Items]
Opening Balance	$ 71,034
Adjustment		140,132
Additions
Disposals		(61,400)
Translation		(7,698)
Depreciation
Closing Balance		$ 71,034